Financial risk management and fair value estimates (Details 3) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 418,989	$ 434,213
Agricultural Business [Member] | Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	29,199	22,558
Agricultural Business [Member] | Liquidity Risk [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4,226	4,902
Agricultural Business [Member] | Liquidity Risk [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24,573	17,214
Agricultural Business [Member] | Liquidity Risk [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	240	240
Agricultural Business [Member] | Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	160	202
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16,467	11,145
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4,089	4,902
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	12,210	6,043
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8	23
Agricultural Business [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	160	177
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4,905	2,480
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	31
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4,874	2,453
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		2
Agricultural Business [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		25
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,622	1,453
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	27
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,595	1,451
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		2
Agricultural Business [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	5,587	1,207
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	23
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	5,564	1,207
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	618	6,273
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	56
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	330	6,060
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	232	213
Agricultural Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total